Other Information - Commitments Acquisition of Football rights (Details) € in Millions										12 Months Ended
	Jul. 28, 2024 EUR (€)	Jan. 19, 2024 EUR (€) matchday	Jul. 30, 2023 EUR (€)	Aug. 04, 2022 EUR (€)	Jul. 29, 2022 EUR (€) season	Mar. 28, 2022 EUR (€) match season match-weekend	Jan. 19, 2022	Dec. 13, 2021 EUR (€) matchday match topTeam	Jul. 02, 2020 EUR (€)	Dec. 31, 2024 EUR (€)
Commitments [Line Items]
Broadcasting award price									€ 975.0	€ 960.0
Broadcasting award price per season		€ 520.0						€ 520.0	€ 325.0	€ 320.0
Number of exclusive football match rights | matchday		5						5
Number of first picks | matchday		18						18
Number of second picks | matchday		17						17
Number of exclusive rights, remaining season | matchday		3						3
Number of matches | match								10
Number of selected teams against top three spanish football clubs | topTeam								6
La Liga agreement, term							3 years
Broadcasting award price, 2024/2025 season		€ 250.0
Second Division Of Spanish Football Championship League
Commitments [Line Items]
Broadcasting award price per season					€ 16.0
Number of seasons | season					2
LaLiga TV Bar Channel
Commitments [Line Items]
Broadcasting award price per season	€ 29.7		€ 29.0	€ 29.0
DAZN
Commitments [Line Items]
Broadcasting award price per season						€ 280.0
Number of matches | match						5
Number of match-weekends per season, included in contract | match-weekend						35
Number of match-weekends per season, total | match-weekend						38
Number of seasons | season						5